Consolidated Statements Of Changes In Stockholders' Equity (Parenthetical) - $ / shares	1 Months Ended		3 Months Ended																12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	[1]	Sep. 30, 2018	[1]	Jun. 30, 2018	[1]	Mar. 31, 2018	[1]	Dec. 31, 2017	[1]	Sep. 30, 2017	[1]	Jun. 30, 2017	[1]	Mar. 31, 2017	[1]	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated Statements Of Changes In Stockholders' Equity
Net income attributable to AT&T, per diluted share			$ 0.66		$ 0.65		$ 0.81		$ 0.75		$ 3.08		$ 0.49		$ 0.63		$ 0.56		$ 2.85	$ 4.76	$ 2.1
Dividends to stockholders, per share	$ 0.51	$ 0.5																	$ 2.01	$ 1.97	$ 1.93

[1]
Quarterly earnings per share impacts may not add to full-year earnings per share impacts due to the difference in weighted-average common shares for the quarters versus the weighted-average common shares for the year.